AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Growth Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 91.9%
Information Technology – 29.2%
Communications Equipment – 4.1%
Calix, Inc.(a)	39,475	$2,413,502
Lumentum Holdings, Inc.(a)	50,195	3,441,871

		5,855,373

Electronic Equipment, Instruments & Components – 3.8%
Flex Ltd.(a)	240,579	4,008,046
Keyence Corp.	4,000	1,322,241

		5,330,287

IT Services – 3.6%
Accenture PLC - Class A	8,105	2,085,417
Visa, Inc. - Class A	17,093	3,036,571

		5,121,988

Semiconductors & Semiconductor Equipment – 7.2%
ASML Holding NV	6,440	2,667,955
Infineon Technologies AG	84,362	1,846,180
MediaTek, Inc.	77,000	1,328,743
NXP Semiconductors NV	16,874	2,489,084
Taiwan Semiconductor Manufacturing Co., Ltd.	145,000	1,922,032

		10,253,994

Software – 7.0%
Adobe, Inc.(a)	6,842	1,882,918
Dassault Systemes SE	73,373	2,533,207
Intuit, Inc.	4,992	1,933,502
Microsoft Corp.	15,349	3,574,782

		9,924,409

Technology Hardware, Storage & Peripherals – 3.5%
Apple, Inc.	24,296	3,357,707
Dell Technologies, Inc. - Class C	45,917	1,568,984

		4,926,691

		41,412,742

Health Care – 18.5%
Biotechnology – 1.3%
Abcam PLC(a)	126,904	1,894,895

Health Care Equipment & Supplies – 6.3%
Alcon, Inc.	32,491	1,887,254
Becton Dickinson and Co.	13,914	3,100,457
Koninklijke Philips NV	79,183	1,219,140
STERIS PLC	16,621	2,763,740

		8,970,591

Health Care Providers & Services – 1.8%
Apollo Hospitals Enterprise Ltd.	46,366	2,475,418

Life Sciences Tools & Services – 9.1%
Bio-Rad Laboratories, Inc. - Class A(a)	5,488	2,289,264
Bruker Corp.	33,227	1,763,025

Company	Shares	U.S. $ Value

Danaher Corp.	15,690	$4,052,570
Gerresheimer AG	25,337	1,237,100
ICON PLC(a)	7,221	1,327,076
West Pharmaceutical Services, Inc.	9,103	2,240,066

		12,909,101

		26,250,005

Industrials – 16.8%
Aerospace & Defense – 1.5%
Hexcel Corp.	40,589	2,099,263

Building Products – 2.4%
Owens Corning	25,889	2,035,134
Trex Co., Inc.(a)	32,352	1,421,547

		3,456,681

Commercial Services & Supplies – 7.0%
Tetra Tech, Inc.	22,496	2,891,411
TOMRA Systems ASA	138,908	2,450,816
Waste Management, Inc.	28,515	4,568,388

		9,910,615

Machinery – 5.9%
Deere & Co.	11,802	3,940,570
SMC Corp.	6,100	2,482,520
Xylem, Inc./NY	22,459	1,962,018

		8,385,108

		23,851,667

Financials – 16.1%
Banks – 5.3%
Erste Group Bank AG	108,168	2,371,277
HDFC Bank Ltd.	168,791	2,925,827
SVB Financial Group(a)	6,577	2,208,425

		7,505,529

Capital Markets – 7.4%
Deutsche Boerse AG	15,672	2,569,058
London Stock Exchange Group PLC	18,820	1,589,328
MSCI, Inc.	8,187	3,453,195
Partners Group Holding AG	3,589	2,888,371

		10,499,952

Insurance – 3.4%
Aflac, Inc.	48,355	2,717,551
AIA Group Ltd.	256,600	2,136,426

		4,853,977

		22,859,458

Utilities – 5.3%
Electric Utilities – 4.0%
NextEra Energy, Inc.	45,972	3,604,664
Orsted AS(b)	25,841	2,059,547

		5,664,211

Company	Shares	U.S. $ Value

Water Utilities – 1.3%
American Water Works Co., Inc.	13,604	$1,770,697

		7,434,908

Consumer Discretionary – 3.4%
Auto Components – 0.9%
Aptiv PLC(a)	16,865	1,319,012

Household Durables – 1.0%
TopBuild Corp.(a)	8,143	1,341,803

Textiles, Apparel & Luxury Goods – 1.5%
NIKE, Inc. - Class B	25,781	2,142,917

		4,803,732

Materials – 2.6%
Chemicals – 2.6%
Chr Hansen Holding A/S	33,705	1,660,283
Koninklijke DSM NV	18,000	2,048,229

		3,708,512

Total Common Stocks (cost $125,819,490)		130,321,024

SHORT-TERM INVESTMENTS – 8.8%
Investment Companies – 8.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(c) (d) (e) (cost $12,498,946)	12,498,946	12,498,946

Total Investments – 100.7% (cost $138,318,436)(f)		142,819,970
Other assets less liabilities – (0.7)%		(991,740)

Net Assets – 100.0%		$141,828,230

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	550	ZAR	9,091	10/13/2022	$(48,064)
Bank of America, NA	USD	1,095	SEK	11,865	12/01/2022	(22,646)
Bank of America, NA	EUR	9,438	USD	9,117	12/08/2022	(175,458)
BNP Paribas SA	TWD	15,492	USD	518	10/21/2022	31,092
BNP Paribas SA	NOK	20,511	USD	1,992	12/01/2022	105,825
Citibank, NA	USD	5,773	CNH	38,931	10/20/2022	(319,709)
Citibank, NA	USD	4,740	CAD	6,113	10/27/2022	(315,101)
Citibank, NA	USD	1,843	KRW	2,418,517	10/27/2022	(162,999)
Deutsche Bank AG	GBP	564	USD	649	11/17/2022	19,042
Goldman Sachs Bank USA	INR	249,020	USD	3,060	12/21/2022	30,264
JPMorgan Chase Bank	BRL	3,851	USD	718	10/04/2022	3,638
JPMorgan Chase Bank	USD	712	BRL	3,851	10/04/2022	1,618

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	USD	713	BRL	3,851	11/03/2022	$(3,762)
Morgan Stanley Capital Services, Inc.	BRL	3,851	USD	712	10/04/2022	(1,618)
Morgan Stanley Capital Services, Inc.	USD	760	BRL	3,851	10/04/2022	(46,091)
Morgan Stanley Capital Services, Inc.	CNH	1,926	USD	274	10/20/2022	4,312
Morgan Stanley Capital Services, Inc.	USD	2,063	GBP	1,734	11/17/2022	(125,130)
Morgan Stanley Capital Services, Inc.	HKD	9,037	USD	1,153	01/12/2023	197
Standard Chartered Bank	TWD	28,552	USD	962	10/21/2022	64,700
State Street Bank & Trust Co.	CNH	1,751	USD	245	10/20/2022	210
State Street Bank & Trust Co.	CAD	352	USD	268	10/27/2022	12,727
State Street Bank & Trust Co.	USD	355	CAD	456	10/27/2022	(25,380)
State Street Bank & Trust Co.	GBP	699	USD	801	11/17/2022	19,633
State Street Bank & Trust Co.	USD	454	NOK	4,685	12/01/2022	(23,402)
State Street Bank & Trust Co.	JPY	33,944	USD	237	12/02/2022	1,485
State Street Bank & Trust Co.	USD	459	CHF	446	12/07/2022	(4,453)
UBS AG	USD	2,877	AUD	4,165	10/20/2022	(212,695)
UBS AG	USD	3,937	JPY	557,390	12/02/2022	(63,136)
UBS AG	CHF	1,559	USD	1,602	12/07/2022	11,873

						$(1,243,028)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2022, the market value of this security amounted to $2,059,547 or 1.5% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,868,945 and gross unrealized depreciation of investments was $(21,610,439), resulting in net unrealized appreciation of $3,258,506.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

COUNTRY BREAKDOWN1

September 30, 2022 (unaudited)

58.4%	United States
4.2%	Netherlands
4.0%	Germany
3.7%	India
3.3%	Switzerland
2.7%	Japan
2.6%	Denmark
2.4%	United Kingdom
2.3%	Taiwan
1.8%	France
1.7%	Norway
1.7%	Austria
1.5%	Hong Kong
0.9%	Ireland
8.8%	Short-Term Investments

100.0%	Total Investments

1

All data are as of September 30, 2022. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$29,792,384	$11,620,358	$—	$41,412,742
Health Care	17,536,198	8,713,807	—	26,250,005
Industrials	18,918,331	4,933,336	—	23,851,667

Investments in Securities:	Level 1	Level 2		Level 3	Total
Financials	$8,379,171	$14,480,287		$—	$22,859,458
Utilities	5,375,361	2,059,547		—	7,434,908
Consumer Discretionary	4,803,732	—		—	4,803,732
Materials	—	3,708,512		—	3,708,512
Short-Term Investments	12,498,946	—		—	12,498,946

Total Investments in Securities	97,304,123	45,515,847	(a)	—	142,819,970
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	306,616		—	306,616
Liabilities:
Forward Currency Exchange Contracts	—	(1,549,644)		—	(1,549,644)

Total	$97,304,123	$44,272,819		$—	$141,576,942

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2022 is as follows:

Portfolio	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,674	$34,606	$28,781	$12,499	$58